SCHEDULE II - Condensed Financial Information of Registrant - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 712.4	$ 1,222.0
Other assets	173.5	131.0
Total assets	10,028.1	8,312.5
Liabilities
Long term debt	448.2	447.5
Other liabilities	67.3	98.7
Total liabilities	7,578.3	6,325.4
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 117,914,754, 2022: 194,545,370)	1.2	1.9
Additional paid-in capital	2,039.0	2,075.2
Accumulated other comprehensive loss	(27.0)	(100.8)
Retained earnings	436.6	0.5
Total shareholders' equity attributable to common shareholders	2,449.8	1,976.8
Total liabilities, non-controlling interests and shareholders' equity	10,028.1	8,312.5
Related Party
Assets
Other receivables	173.3	0.0
Liabilities
Amounts due to Fidelis MGU	334.5	0.0
Parent Company
Assets
Investments in subsidiaries	2,812.0	2,302.8
Cash and cash equivalents	104.7	127.6
Other assets	42.1	47.7
Total assets	2,980.2	2,505.9
Liabilities
Long term debt	448.2	447.5
Preference securities ($0.01 par, redemption price and liquidation preference $10,000)	58.4	58.4
Other liabilities	12.6	0.0
Total liabilities	530.4	529.1
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 117,914,754, 2022: 194,545,370)	1.2	1.9
Additional paid-in capital	2,039.0	2,075.2
Accumulated other comprehensive loss	(27.0)	(100.8)
Retained earnings	436.6	0.5
Total shareholders' equity attributable to common shareholders	2,449.8	1,976.8
Total liabilities, non-controlling interests and shareholders' equity	2,980.2	2,505.9
Parent Company | Affiliated Entity
Assets
Other receivables	21.2	27.8
Liabilities
Amounts due to Fidelis MGU	11.2	23.2
Parent Company | Related Party
Assets
Other receivables	$ 0.2	$ 0.0